Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Of Financial Position [Abstract]
Trade and other receivables	€ 14	€ 4
Research Tax Credit	5,564	3,432
Other receivables (including tax and social receivables)	660	898
Net investment in a sublease	446	0
Prepaid expenses	1,515	793
Total other current assets	€ 8,185	€ 5,123